Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 63,650,000	$ 67,246,000	$ 25,154,000
Accounts receivable from government grants, net	139,000	140,000	917,000
Prepaid expenses and other current assets	2,220,000	1,505,000	606,000
Total current assets	66,009,000	68,891,000	26,677,000
Property and equipment, net	519,000	501,000	260,000
Operating lease right-of-use assets	2,276,000	2,335,000
Prepaid expenses and other assets	2,353,000	2,134,000	1,525,000
Deferred financing costs	3,525,000	841,000
Goodwill	3,736,000	3,736,000	3,736,000
In-process research and development	8,800,000	8,800,000	8,800,000
Restricted cash	411,000	243,000
Total assets	87,629,000	87,481,000	40,998,000
Current Liabilities
Accounts payable	7,019,000	4,289,000	3,431,000
Accrued expenses	9,920,000	10,608,000	2,554,000
Deferred grant proceeds			223,000
Total current liabilities	16,939,000	14,897,000	6,208,000
Deferred tax liability	2,463,000	2,463,000	2,463,000
Other long-term liabilities	1,484,000	1,700,000	21,000
Total liabilities	20,886,000	19,060,000	8,692,000
Commitments and contingencies
Convertible preferred units; Redemption value of $162,120,000 and $146,944,000 at March 31, 2020 and December 31, 2019, respectively	155,934,207	141,705,846
LIABILITIES, CONVERTIBLE PREFERRED UNITS AND DEFICIT
Common Stock, $0.001 par value per share; no shares authorized, issued and outstanding at December 31, 2018 and 2019, respectively; 250,000,000 shares authorized, 25,321,524 shares issued and 24,147,270 shares outstanding, pro forma (unaudited)		0	0
Accumulated deficit	(99,119,000)	(82,993,000)	(37,330,000)
Total Zentalis Pharmaceuticals, LLC members' deficit	(95,903,000)	(80,106,000)	24,770,000
Noncontrolling interests	6,712,000	6,821,000	7,536,000
Total deficit	(89,191,000)	(73,285,000)	32,306,000
Total liabilities, convertible preferred units and deficit	87,629,000	87,481,000	40,998,000
Class A Common Units
LIABILITIES, CONVERTIBLE PREFERRED UNITS AND DEFICIT
Class A and B common units	709,000	709,000	672,000
Class B Common Units
LIABILITIES, CONVERTIBLE PREFERRED UNITS AND DEFICIT
Class A and B common units	$ 2,507,000	$ 2,178,000	1,598,000
Convertible Preferred Units
LIABILITIES, CONVERTIBLE PREFERRED UNITS AND DEFICIT
Preferred stock			$ 59,829,754